GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.86%
	Alternative Funds - 1.54%
161,804	SPDR Gold MiniShares Trust (a)(b)	$6,619,402
	Emerging Markets Equity Funds - 1.36%
116,248	iShares Core MSCI Emerging Markets ETF	5,879,824
	Emerging Markets Fixed Income Funds - 0.54%
26,093	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	2,323,843
	Domestic Equity Funds - 23.61%
211,034	American Funds - Mutual Fund - Class F3	10,754,275
188,860	American Funds - Washington Mutual Investors Fund - Class F3	10,795,244
147,862	iShares Core S&P Small-Cap ETF (a)	16,006,061
171,703	iShares Edge MSCI Min Vol USA ETF	13,397,985
97,001	Vanguard High Dividend Yield ETF (a)	10,828,222
50,289	Vanguard S&P 500 ETF (a)	21,966,235
119,900	Vanguard Value ETF (a)	17,925,050
		101,673,072
	Domestic Fixed Income Funds - 45.28%
1,108,048	American Funds - High-Income Trust - Class F3	10,526,458
1,818,552	American Funds - Multi-Sector Income Fund - Class F3	16,948,900
1,468,391	American Funds - The Bond Fund of America - Class F3	16,871,815
122,781	iShares 7-10 Year Treasury Bond ETF	11,834,861
247,495	iShares Broad USD High Yield Corporate Bond ETF (a)	8,996,443
104,121	iShares Broad USD Investment Grade Corporate Bond ETF	5,337,242
169,341	iShares Core U.S. Aggregate Bond ETF (a)	16,807,094
25,512	iShares iBoxx High Yield Corporate Bond ETF (a)	1,974,374
52,918	iShares Long-Term Corporate Bond ETF	2,788,249
48,292	iShares TIPS Bond ETF (a)	5,190,907
38,466	SPDR Portfolio Short Term Treasury ETF	1,117,437
6,631,532	Vanguard High-Yield Corporate Fund - Admiral Shares	35,942,903
62,864	Vanguard Intermediate-Term Corporate Bond ETF (a)	5,109,586
212,448	Vanguard Long-Term Treasury ETF	13,071,925
126,730	Vanguard Mortgage-Backed Securities ETF	5,875,203
21,077	Vanguard Short-Term Corporate Bond ETF	1,630,728
17,298	Vanguard Total Bond Market ETF	1,272,268
670,790	WisdomTree Floating Rate Treasury Fund (a)	33,700,490
		194,996,883
	Hybrid Funds - 18.24%
310,126	American Funds - Capital Income Builder - Class F3	20,524,158
876,516	American Funds - The Income Fund of America - Class F3	20,519,250
294,802	iShares Core Aggressive Allocation ETF (a)	20,356,078
322,615	iShares Core Growth Allocation ETF	17,159,892
		78,559,378
	International Equity Funds - 6.53%
56,597	iShares Core MSCI Europe ETF (a)	3,113,967
48,843	iShares MSCI EAFE Min Vol Factor ETF (a)	3,386,773
90,460	iShares MSCI Switzerland ETF (a)	4,366,504
48,772	JPMorgan BetaBuilders Canada ETF (a)	3,127,261
295,209	Vanguard FTSE Developed Markets ETF (a)	14,140,511
		28,135,016
	International Fixed Income Funds - 0.64%
48,718	SPDR Bloomberg International Treasury Bond ETF	1,129,283
32,839	Vanguard Total International Bond ETF	1,621,097
		2,750,380
	Real Estate Funds - 1.12%
26,335	Vanguard Global ex-U.S. Real Estate ETF	1,121,608
42,073	Vanguard Real Estate ETF (a)	3,717,570
		4,839,178
	Total Investment Companies (Cost $380,753,205)	425,776,976
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.86%
115,686,099	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (c)	115,686,099
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $115,686,099)	115,686,099

	Total Investments (Cost $496,439,304) - 125.72%	541,463,075
	Liabilities in Excess of Other Assets - (25.72)%	(110,782,852)
	TOTAL NET ASSETS - 100.00%	$430,680,223

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2023.